Long-Term Investments	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS

As of December 31, 2015 and December 31, 2016, the Company holds several equity investments through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them.

Hunan Mango Autohome Automobile Sales Co., Ltd. (“Mango JV”)

In May 2015, the Group entered into a shareholder agreement with HappiGo Home Shopping Co. (“HappiGo”) to establish a strategic joint venture, Mango JV, with total capital contribution of RMB100,000, of which the Company subscribed for RMB49,000 or 49% of the ordinary shares.

Shanghai Youcheyoujia Financing Co., Ltd. (“Financing JV”)

In September 2015, the Group signed a memorandum of understanding to establish a joint venture with three parties. In 2015, the Group made a full payment of RMB75, 000, for a 25% equity interest of the Financing JV.

Other investments

The company also holds several other investments in equity investees.

The carrying amount of all of the equity method investments was RMB124,102 and RMB134,466 (US$19,367) as of December 31, 2015 and 2016, respectively. The Company excluded the summarized information for these equity method investees as they were insignificant for all the years presented.

No impairment charges associated with the equity method investments were recognized during any of the years presented.